Annual Operating Expenses - FidelityOTCPortfolio-KPRO - FidelityOTCPortfolio-KPRO - Fidelity OTC Portfolio - Fidelity OTC Portfolio - Class K	Sep. 29, 2023
Operating Expenses:
Management fee	0.64%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.70%

[1]	AThe management fee is comprised of a basic fee of 0.58% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Nasdaq Composite Index®. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.